Fair Values of Financial Instruments - Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Beginning Balance	$ 2,971,106	$ 2,915,709
Principal payments received	(4,466)	(69,631)
Unrealized gains included in other comprehensive income	107,587	125,028
Ending Balance	$ 3,074,227	$ 2,971,106